COMMITMENTS AND CONTINGENCIES - Warranties and Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning of year	$ 213	$ 223	$ 243
Accruals for warranties/guarantees issued during the year	139	117	146
Adjustment of pre-existing warranties/guarantees	(27)	(12)	(7)
Settlement of warranty/guarantee claims	(106)	(115)	(159)
End of year	219	213	223
Standard Product Warranty Accrual, Balance Sheet Classification [Abstract]
Accrued liabilities	182	175
Other liabilities	37	38
Total obligations for product warranties and product performance guarantees	$ 219	$ 213	$ 223